JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.7%
General Dynamics Corp.	7,383	1,565,934
Huntington Ingalls Industries, Inc.	3,175	594,360
L3Harris Technologies, Inc.	7,905	1,654,437
Northrop Grumman Corp.	4,527	1,674,537
Raytheon Technologies Corp.	23,667	2,134,527
Textron, Inc.	12,491	850,138

		8,473,933

Automobiles & Parts — 2.2%
BorgWarner, Inc.	27,657	1,212,759
Ford Motor Co.	133,870	2,717,561
General Motors Co.*	41,335	2,179,595
Gentex Corp.	34,181	1,073,283
Genuine Parts Co.	10,603	1,412,638
Lear Corp.	6,925	1,158,691
LKQ Corp.	23,238	1,275,534

		11,030,061

Banks — 5.3%
Bank OZK	7,793	365,102
BOK Financial Corp.	6,433	659,704
Citigroup, Inc.	57,405	3,738,214
Citizens Financial Group, Inc.	30,304	1,559,747
Comerica, Inc.	14,879	1,380,474
Fifth Third Bancorp	37,328	1,665,949
First Hawaiian, Inc.	22,844	647,627
First Horizon Corp.	73,232	1,252,999
FNB Corp.	92,235	1,191,676
KeyCorp	63,732	1,597,124
M&T Bank Corp.	9,453	1,601,149
New York Community Bancorp, Inc.	89,822	1,047,324
PacWest Bancorp	9,050	420,191
People’s United Financial, Inc.	43,164	836,518
Popular, Inc. (Puerto Rico)	14,421	1,285,921
Prosperity Bancshares, Inc.	4,801	351,673
Regions Financial Corp.	65,487	1,502,272
Synovus Financial Corp.	19,336	962,159
Truist Financial Corp.	37,107	2,331,062
Umpqua Holdings Corp.	30,918	627,017
US Bancorp	8,883	516,902
Webster Financial Corp.	2,496	141,798
Zions Bancorp NA	13,058	885,594

		26,568,196

Beverages — 0.1%
Molson Coors Beverage Co., Class B	14,887	709,514

Chemicals — 0.6%
Chemours Co. (The)	19,579	640,429
Eastman Chemical Co.	748	88,960
Huntsman Corp.	23,930	857,412
LyondellBasell Industries NV, Class A	15,809	1,529,204

		3,116,005

Construction & Materials — 0.6%
Acuity Brands, Inc.	3,789	725,707
MDU Resources Group, Inc.	18,223	535,210
Mohawk Industries, Inc.*	6,218	981,636
Owens Corning	11,609	1,029,718

		3,272,271

Consumer Services — 0.9%
AMERCO	738	449,405
eBay, Inc.	27,932	1,677,875
Grand Canyon Education, Inc.*	7,736	647,349
H&R Block, Inc.	23,064	527,243
Service Corp. International	17,964	1,108,738

		4,410,610

Electricity — 1.9%
Avangrid, Inc.(a)	9,346	436,645
Consolidated Edison, Inc.	15,722	1,359,167
DTE Energy Co.	9,000	1,083,870
Evergy, Inc.	12,002	779,650
Hawaiian Electric Industries, Inc.	14,246	605,455
NRG Energy, Inc.	27,413	1,094,601
OGE Energy Corp.	10,915	413,897
Pinnacle West Capital Corp.	17,371	1,209,195
PPL Corp.	46,041	1,366,497
Southern Co. (The)	20,575	1,429,757

		9,778,734

Electronic & Electrical Equipment — 1.9%
Crane Co.	11,088	1,147,719
Emerson Electric Co.	20,694	1,902,813
Hubbell, Inc.	5,942	1,112,877
Johnson Controls International plc	27,386	1,990,141
MKS Instruments, Inc.	4,635	719,955
nVent Electric plc	31,327	1,083,601
Pentair plc	16,705	1,064,108
Regal Rexnord Corp.	3,047	482,889

		9,504,103

Finance & Credit Services — 0.6%
Ally Financial, Inc.	23,214	1,107,772
MGIC Investment Corp.	47,322	718,348
OneMain Holdings, Inc.	19,795	1,022,610

		2,848,730

Food Producers — 2.4%
Archer-Daniels-Midland Co.	15,336	1,150,200
Bunge Ltd.	2,941	290,747
Campbell Soup Co.	21,481	947,742
Conagra Brands, Inc.	32,331	1,123,825
Flowers Foods, Inc.	33,430	940,386
General Mills, Inc.	25,517	1,752,507
Ingredion, Inc.	11,368	1,076,550
JM Smucker Co. (The)	8,948	1,257,910
Kellogg Co.	12,325	776,475
Kraft Heinz Co. (The)	38,057	1,362,441
Tyson Foods, Inc., Class A	16,806	1,527,497

		12,206,280

Gas, Water & Multi-utilities — 0.8%
Duke Energy Corp.	23,941	2,515,242
National Fuel Gas Co.	9,745	591,814
UGI Corp.	22,284	1,010,579

		4,117,635

General Industrials — 3.1%
3M Co.	13,914	2,310,002
Amcor plc	68,251	819,694
Berry Global Group, Inc.*	10,396	700,898
Carlisle Cos., Inc.	4,000	893,760

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Dover Corp.	8,641	1,468,192
DuPont de Nemours, Inc.	5,005	383,383
Eaton Corp. plc	14,089	2,232,120
Graphic Packaging Holding Co.	46,489	879,107
Packaging Corp. of America	8,252	1,242,999
Parker-Hannifin Corp.	5,811	1,801,468
Silgan Holdings, Inc.	18,952	848,671
Sonoco Products Co.	13,151	744,873
Westrock Co.	25,004	1,154,185

		15,479,352

Health Care Providers — 4.4%
Anthem, Inc.	7,602	3,352,406
Centene Corp.*	19,819	1,541,126
Cerner Corp.	13,973	1,274,338
Cigna Corp.	10,964	2,526,763
Encompass Health Corp.	6,104	378,692
Humana, Inc.	4,396	1,725,430
Premier, Inc., Class A	15,978	610,679
UnitedHealth Group, Inc.	21,207	10,021,792
Universal Health Services, Inc., Class B	7,114	925,247

		22,356,473

Household Goods & Home Construction — 1.7%
DR Horton, Inc.	16,565	1,477,929
Leggett & Platt, Inc.(a)	26,593	1,059,731
Lennar Corp., Class A	14,443	1,388,117
Newell Brands, Inc.	53,619	1,244,497
PulteGroup, Inc.	24,585	1,295,383
Toll Brothers, Inc.	16,875	995,119
Whirlpool Corp.(a)	5,700	1,198,083

		8,658,859

Industrial Engineering — 1.7%
AGCO Corp.	8,385	982,722
Brunswick Corp.	7,126	646,970
Caterpillar, Inc.	15,759	3,176,384
Cummins, Inc.	6,593	1,456,262
Snap-on, Inc.	5,193	1,081,442
Stanley Black & Decker, Inc.	7,848	1,370,653

		8,714,433

Industrial Materials — 0.3%
International Paper Co.	29,467	1,421,783
Sylvamo Corp.*	1,543	45,966

		1,467,749

Industrial Metals & Mining — 0.6%
Nucor Corp.	14,461	1,466,345
Reliance Steel & Aluminum Co.	7,038	1,075,969
Timken Co. (The)	6,922	462,390

		3,004,704

Industrial Support Services — 1.5%
ADT, Inc.(a)	66,816	507,133
Alliance Data Systems Corp.	7,463	515,245
Capital One Financial Corp.	15,592	2,287,814
ManpowerGroup, Inc.	8,980	941,733
MSC Industrial Direct Co., Inc., Class A	10,897	889,631
Robert Half International, Inc.	3,829	433,673
Synchrony Financial	33,378	1,421,569
Western Union Co. (The)	24,391	461,234

		7,458,032

Industrial Transportation — 2.2%
Allison Transmission Holdings, Inc.	16,600	630,634
Knight-Swift Transportation Holdings, Inc.	12,507	707,646
Norfolk Southern Corp.	8,631	2,347,546
Oshkosh Corp.(a)	9,156	1,042,044
PACCAR, Inc.(a)	14,723	1,369,092
Ryder System, Inc.	13,609	996,043
Schneider National, Inc., Class B	20,420	522,752
Union Pacific Corp.	13,431	3,284,551

		10,900,308

Investment Banking & Brokerage Services — 1.3%
Bank of New York Mellon Corp. (The)	33,951	2,011,936
Franklin Resources, Inc.	22,864	730,962
Invesco Ltd.	47,363	1,073,246
Jefferies Financial Group, Inc.	30,653	1,123,126
State Street Corp.	16,387	1,548,571
Virtu Financial, Inc., Class A	1,843	57,004

		6,544,845

Leisure Goods — 1.6%
Activision Blizzard, Inc.	33,490	2,646,045
Garmin Ltd.	10,533	1,310,516
Harley-Davidson, Inc.	30,415	1,051,447
Hasbro, Inc.	12,779	1,181,802
Polaris, Inc.(a)	10,106	1,137,834
Thor Industries, Inc.	10,366	980,520

		8,308,164

Life Insurance — 1.6%
Lincoln National Corp.	19,098	1,336,478
MetLife, Inc.	31,343	2,101,862
Principal Financial Group, Inc.	19,886	1,452,871
Prudential Financial, Inc.	17,601	1,963,743
Unum Group	47,053	1,194,205

		8,049,159

Media — 2.3%
Discovery, Inc., Class A*(a)	44,856	1,251,931
Fox Corp., Class A	34,610	1,405,512
Interpublic Group of Cos., Inc. (The)	37,049	1,316,722
Liberty Media Corp.-Liberty SiriusXM, Class C*	21,011	977,642
News Corp., Class A	53,804	1,196,601
Nexstar Media Group, Inc., Class A	7,283	1,204,463
Nielsen Holdings plc	57,754	1,089,240
Omnicom Group, Inc.	18,792	1,416,165
ViacomCBS, Inc.	44,158	1,477,085
World Wrestling Entertainment, Inc., Class A(a)	7,160	357,570

		11,692,931

Medical Equipment & Services — 2.1%
Baxter International, Inc.	8,364	714,620
Becton Dickinson and Co.	8,240	2,094,114
Laboratory Corp. of America Holdings*	3,461	939,177
Medtronic plc	35,743	3,699,043
PerkinElmer, Inc.	5,643	971,555
Quest Diagnostics, Inc.	8,552	1,154,691
Quidel Corp.*	4,197	433,802
Zimmer Biomet Holdings, Inc.	6,713	825,833

		10,832,835

Mortgage Real Estate Investment Trusts — 0.8%
AGNC Investment Corp.	75,739	1,127,754
Annaly Capital Management, Inc.	150,796	1,191,288

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
New Residential Investment Corp.	81,340	866,271
Starwood Property Trust, Inc.	35,864	887,634

		4,072,947

Non-life Insurance — 1.3%
American International Group, Inc.	7,097	409,852
Assured Guaranty Ltd.	21,036	1,121,009
Everest Re Group Ltd.	2,617	741,658
First American Financial Corp.	15,476	1,153,117
Hartford Financial Services Group, Inc. (The)	9,344	671,553
Mercury General Corp.	9,070	495,766
Old Republic International Corp.	47,994	1,230,086
Reinsurance Group of America, Inc.	5,022	576,676

		6,399,717

Non-Renewable Energy — 3.2%
Antero Midstream Corp.(a)	76,440	760,578
Baker Hughes Co.	23,030	631,943
Chevron Corp.	28,318	3,719,003
ConocoPhillips	4,731	419,261
Exxon Mobil Corp.	63,005	4,785,860
HollyFrontier Corp.	24,849	873,691
Kinder Morgan, Inc.	104,462	1,813,460
ONEOK, Inc.	17,798	1,079,983
Valero Energy Corp.	7,823	649,074
Williams Cos., Inc. (The)	42,058	1,259,217

		15,992,070

Personal Care, Drug & Grocery Stores — 1.7%
Albertsons Cos., Inc., Class A	31,058	874,282
CVS Health Corp.	37,651	4,010,208
Kroger Co. (The)	35,749	1,558,299
Spectrum Brands Holdings, Inc.	6,797	607,516
Walgreens Boots Alliance, Inc.	32,130	1,598,789

		8,649,094

Personal Goods — 1.2%
Capri Holdings Ltd.*	10,899	654,703
Carter’s, Inc.	10,584	985,582
Columbia Sportswear Co.	5,277	490,075
Hanesbrands, Inc.	52,722	848,824
PVH Corp.	11,506	1,093,185
Ralph Lauren Corp.	9,544	1,057,857
Tapestry, Inc.	30,175	1,145,141

		6,275,367

Pharmaceuticals, Biotechnology & Marijuana Producers — 5.9%
Amgen, Inc.	12,408	2,818,353
Biogen, Inc.*	3,487	788,062
Bristol-Myers Squibb Co.	16,666	1,081,457
Cardinal Health, Inc.	14,923	769,579
Gilead Sciences, Inc.	34,887	2,396,039
Johnson & Johnson	49,542	8,535,591
Merck & Co., Inc.	61,557	5,015,664
Perrigo Co. plc	6,214	236,567
Pfizer, Inc.	130,063	6,853,020
Sage Therapeutics, Inc.*	12,450	490,779
United Therapeutics Corp.*	4,443	896,909

		29,882,020

Real Estate Investment & Services — 0.2%
Jones Lang LaSalle, Inc.*	3,329	834,880

Real Estate Investment Trusts — 3.2%
Brixmor Property Group, Inc.	26,951	683,477
Cousins Properties, Inc.	8,914	343,724
EPR Properties	7,644	336,107
Equity Residential	13,305	1,180,553
Gaming and Leisure Properties, Inc.	8,785	396,906
Highwoods Properties, Inc.	16,409	707,556
Iron Mountain, Inc.	16,236	745,557
Kilroy Realty Corp.	9,001	576,064
Kimco Realty Corp.	55,589	1,348,589
Medical Properties Trust, Inc.	44,062	1,002,851
National Retail Properties, Inc.	14,662	650,700
Omega Healthcare Investors, Inc.	22,553	709,968
Regency Centers Corp.	10,300	739,025
Simon Property Group, Inc.	9,237	1,359,686
SL Green Realty Corp.(a)	15,528	1,126,082
Ventas, Inc.	15,027	796,732
VICI Properties, Inc.(a)	30,295	867,043
Vornado Realty Trust	11,677	478,874
Welltower, Inc.	14,871	1,288,275
Weyerhaeuser Co.	6,917	279,654
WP Carey, Inc.	9,898	768,085

		16,385,508

Retailers — 5.0%
Advance Auto Parts, Inc.	5,699	1,319,375
AutoNation, Inc.*	8,885	968,465
Best Buy Co., Inc.	14,510	1,440,553
Dick’s Sporting Goods, Inc.	10,280	1,186,312
Dollar General Corp.	7,840	1,634,483
Dollar Tree, Inc.*	9,206	1,208,011
Foot Locker, Inc.	24,473	1,093,454
Gap, Inc. (The)	63,616	1,149,541
Kohl’s Corp.	23,632	1,411,067
Lithia Motors, Inc., Class A	4,038	1,179,621
Penske Automotive Group, Inc.	10,325	1,049,330
Qurate Retail, Inc., Series A	132,320	930,210
Target Corp.	14,223	3,135,176
Victoria’s Secret & Co.*(a)	20,294	1,133,014
Walmart, Inc.	37,284	5,212,676
Williams-Sonoma, Inc.	7,041	1,130,362

		25,181,650

Software & Computer Services — 14.0%
Akamai Technologies, Inc.*	9,924	1,136,794
Alphabet, Inc., Class A*	3,503	9,479,363
Amdocs Ltd.	16,913	1,283,528
Aspen Technology, Inc.*	4,565	685,480
Black Knight, Inc.*	9,762	728,245
CACI International, Inc., Class A*	2,469	610,979
CDK Global, Inc.	22,149	951,743
Change Healthcare, Inc.*	33,371	656,741
Citrix Systems, Inc.	8,648	881,577
Clarivate plc*	29,396	483,858
Cognizant Technology Solutions Corp., Class A	23,681	2,022,831
Dell Technologies, Inc., Class C*	13,680	777,161
Dolby Laboratories, Inc., Class A	7,848	689,447
Dun & Bradstreet Holdings, Inc.*(a)	29,436	590,486
DXC Technology Co.*	22,707	683,027
F5, Inc.*	4,619	958,997

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Hewlett Packard Enterprise Co.	92,697	1,513,742
InterActiveCorp.*	5,558	758,889
International Business Machines Corp.	27,098	3,619,480
Intuit, Inc.	6,318	3,507,943
Leidos Holdings, Inc.	14,159	1,266,523
McAfee Corp., Class A	15,234	390,752
Meta Platforms, Inc., Class A*	28,409	8,899,403
Microsoft Corp.	30,782	9,572,586
N-Able, Inc.*	13,797	153,975
NCR Corp.*	17,573	668,828
NortonLifeLock, Inc.	39,374	1,024,118
Oracle Corp.	46,005	3,733,766
PTC, Inc.*	6,434	748,017
Roper Technologies, Inc.	3,259	1,424,704
salesforce.com, Inc.*	21,783	5,067,379
Science Applications International Corp.	9,619	789,047
SolarWinds Corp.	19,160	260,576
SS&C Technologies Holdings, Inc.	17,929	1,431,989
Synopsys, Inc.*	4,862	1,509,651
Teradata Corp.*(a)	17,997	725,999
VMware, Inc., Class A	9,960	1,279,661

		70,967,285

Technology Hardware & Equipment — 15.1%
Amphenol Corp., Class A	19,016	1,513,484
Analog Devices, Inc.	16,721	2,741,742
Apple, Inc.	61,447	10,739,707
Applied Materials, Inc.	25,672	3,547,357
Arrow Electronics, Inc.*	6,170	765,080
Avnet, Inc.	22,772	919,078
Azenta, Inc.(a)	7,787	656,756
Broadcom, Inc.	10,138	5,939,651
CDW Corp.	7,854	1,484,799
Cirrus Logic, Inc.*	7,794	697,095
Concentrix Corp.	1,976	397,156
Corning, Inc.	42,683	1,794,393
Entegris, Inc.	9,524	1,141,356
HP, Inc.	50,598	1,858,465
Intel Corp.	104,896	5,121,023
IPG Photonics Corp.*	3,743	578,181
Jabil, Inc.	11,503	707,320
KLA Corp.	5,664	2,204,825
Lam Research Corp.	4,434	2,615,705
Marvell Technology, Inc.	25,301	1,806,491
Microchip Technology, Inc.	21,305	1,650,711
Micron Technology, Inc.	35,646	2,932,596
National Instruments Corp.	15,035	619,743
NetApp, Inc.	14,087	1,218,666
NXP Semiconductors NV (China)	8,059	1,655,641
ON Semiconductor Corp.*	24,381	1,438,479
Qorvo, Inc.*	7,594	1,042,504
QUALCOMM, Inc.	29,282	5,146,604
Skyworks Solutions, Inc.	10,094	1,478,973
TD SYNNEX Corp.	9,689	1,013,179
Teradyne, Inc.	10,016	1,176,179
Texas Instruments, Inc.	24,495	4,396,608
Universal Display Corp.	4,276	656,409
Vertiv Holdings Co.	25,738	536,895
Western Digital Corp.*	19,767	1,022,745
Xerox Holdings Corp.	52,611	1,110,618
Xilinx, Inc.	9,735	1,884,209

		76,210,423

Telecommunications Equipment — 1.2%
Cisco Systems, Inc.	89,060	4,957,970
Juniper Networks, Inc.	31,248	1,088,056

		6,046,026

Telecommunications Service Providers — 1.6%
AT&T, Inc.	168,691	4,301,621
Comcast Corp., Class A	34,579	1,728,604
DISH Network Corp., Class A*	27,388	859,983
Lumen Technologies, Inc.	85,336	1,054,753
Verizon Communications, Inc.	4,708	250,607

		8,195,568

Tobacco — 0.7%
Altria Group, Inc.	50,817	2,585,569
Philip Morris International, Inc.	10,664	1,096,792

		3,682,361

Travel & Leisure — 1.1%
Aramark	311	10,664
Boyd Gaming Corp.*	11,181	664,822
Copa Holdings SA, Class A (Panama)*	10,452	873,578
Darden Restaurants, Inc.	9,711	1,358,278
Travel + Leisure Co.	21,855	1,241,364
Wendy’s Co. (The)	50,657	1,166,631
Wyndham Hotels & Resorts, Inc.	2,104	176,631

		5,491,968

TOTAL COMMON STOCKS (Cost $496,928,632)		503,770,800

SHORT-TERM INVESTMENTS — 1.7%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $862,744)	862,744	862,744

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(b)(c)	7,298,170	7,295,980
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	749,606	749,606

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,046,116)		8,045,586

TOTAL SHORT-TERM INVESTMENTS (Cost $8,908,860)		8,908,330

Total Investments — 101.3% (Cost $505,837,492)		512,679,130
Liabilities in Excess of Other Assets — (1.3%)		(6,699,395)

Net Assets — 100.0%		505,979,735

Percentages indicated are based on net assets.

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $8,003,995.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-Mini S&P 500 Index	51	03/2022	USD	1,148,074	(10,891)

Abbreviations

USD	United States Dollar

JPMorgan U.S. Value Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$512,679,130	$—	$—	$512,679,130

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(10,891)	$—	$—	$(10,891)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$7,298,070	$16,000,000	$16,000,000	$(1,560)	$(530)	$7,295,980	7,298,170	$1,316	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	682,276	6,715,423	6,534,955	—	—	862,744	862,744	65	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,292,238	15,391,112	15,933,744	—	—	749,606	749,606	115	—

Total	$9,272,584	$38,106,535	$38,468,699	$(1,560)	$(530)	$8,908,330		$1,496	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.